Schedule of Fair Value Assumptions and Valuation (Details)	Sep. 30, 2024	Dec. 31, 2023	Nov. 07, 2023
P I P E Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	0.61	0.81	5.25
P I P E Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	10.00	10.00	10.00
P I P E Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	72.1	80.0	45.0
P I P E Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	3.6	3.8	4.5
P I P E Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input
P I P E Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		4.9	5.0
Expected term (in years)	4 years 1 month 6 days
Business Combination Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	0.61
Business Combination Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	11.50
Business Combination Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	72.1
Business Combination Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	3.6
Business Combination Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input
Business Combination Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected term (in years)	4 years 2 months 12 days
Private Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		0.81	7.76
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		11.50	11.50
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		51.5	5.2
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		3.9	4.6
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input		4.8	5.0